Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
The Nightview Fund
Prospectus [Line Items]
Annual Return [Percent]	[1]	22.64%	18.66%	79.07%	(64.56%)	18.71%	228.09%	32.25%

[1]	The reported Total Return figures for the Predecessor Fund for each of the calendar years referenced in the bar chart above prior to June 21, 2024 may be slightly lower than those reflected in the Predecessor Fund’s audited financial statements because the performance figures in the audited financial statements reflect the fact that the Predecessor Fund’s management fee was either not charged or was charged at a lower rate to certain investors of the Predecessor Fund, including investors who were employees or otherwise affiliated with the Predecessor Fund’s General Partner/Investment Adviser, while the performance results in the bar chart assume that a 1.25% management fee was paid by all investors in addition to passthrough expenses such as audit, tax, and administration fees.